Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	May 06, 2020	Mar. 14, 2020	Jan. 03, 2020	Dec. 31, 2018	Feb. 27, 2019
Number of shares issued during period, value
Debt instrument, principal amount					$ 2,845,414
Subsequent Event [Member] | Convertible Promissory Note [Member] | Related Party [Member] | Issuance of Related Party Debt [Member]
Debt instrument, principal amount			$ 180,000
Debt original issue discount			$ 18,000
Number of warrants outstanding			18,000
Exercise price of warrants			$ 0.01
Debt instrument, term			18 months
Debt instrument, interest rate			10.00%
Debt, conversion price per share			$ 0.01
Subsequent Event [Member] | Convertible Promissory Note [Member] | Related Party [Member] | Issuance of Related Party Debt [Member]
Debt instrument, principal amount			$ 418,000
Debt original issue discount			$ 38,000
Number of warrants outstanding			38,000
Exercise price of warrants			$ 0.01
Debt instrument, term			18 months
Debt instrument, interest rate			9.09%
Subsequent Event [Member] | Medical Advisory Board Agreement [Member]
Number of shares issued during period, value		$ 50,000
Shares issuance method, description		(i) 357,143 shares of common stock or (ii) shares of common stock equal to $12,500 divided by the closing price of the Company's common stock on the last day of the quarter.
Subsequent Event [Member] | Exchange Agreement [Member] | Psychedelitech, Inc. [Member]
Equity method investment, ownership percentage	51.00%
Equity method investment, ownership description	In accordance with the exchange, following the initial closing Ehave will hold 51% of the PsyTech common stock and PsyTech shareholders will hold 24% of the issued and outstanding Ehave common stock. The initial closing will take place upon the completion of certain customary closing conditions. The final closing will take place when the Company provides funding for the third and fourth PsyTech conferences in the amount up to $250,000, in the aggregate. Upon final closing, the Company will distribute 24,397,362 shares to the PsyTech shareholders who will then control 49% of the Company. The Company has agreed to issue additional earn out shares upon the achievement of certain milestones. The shares issuances are subject to adjustment to achieve certain allocations intended by the parties.